OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Share-based Compensation, Stock Options, Activity - USD ($)					9 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 29, 2016	Dec. 22, 2016	Dec. 08, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Stock Options, Activity [Abstract]
Options Outstanding, Shares	8,245,190				8,245,190	7,780,190	5,990,190
Options Outstanding, Weighted-Average Exercise Price (in Dollars per share)	$ 2.24				$ 2.26	$ 2.24	$ 2.30	$ 2.25
Options Outstanding, Weighted-Average Remaining Contractual Term	5 years 292 days				4 years 255 days	5 years 292 days	6 years 146 days	6 years 255 days
Options Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 0				$ 2,000	$ 0	$ 0	$ 3,267,692
Options Exercisable, Shares	7,028,639				6,427,005	7,028,639	5,613,501
Options Exercisable, Weighted-Average Exercise Price (in Dollars per share)	$ 2.28				$ 2.29	$ 2.28
Options Exercisable, Weighted-Average Remaining Contractual Term					4 years 219 days	5 years 6 months
Options Exercisable, Aggregate Intrinsic Value (in Dollars)	$ 0				$ 1,363	$ 0
Options Granted, Shares		5,000	150,000	25,000	0	905,000	1,800,000
Options Granted, Weighted-Average Remaining Contractual Term					0 years	10 years	8 years 328 days
Options Exercised, Shares					0	0	10,000
Options Canceled, Shares					(1,415,769)	(440,000)	0
Options Canceled, Weighted-Average Exercise Price (in Dollars per share)					$ 2.17	$ 2.24	$ 0
Options Outstanding, Shares	8,245,190				6,829,421	8,245,190	7,780,190	5,990,190